Derivative Instruments - Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate contracts [Member] | Other noninterest income expense [Member] | Fair value hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 3	$ (36)	$ (31)
Foreign exchange cross-currency swaps [Member] | Other noninterest income expense [Member] | Fair value hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	42	(69)	(193)
Futures and forwards interest rate contract [Member] | Mortgage banking revenue [Member] | Other economic hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	437	23	831
Purchased and written options interest rate contract [Member] | Other noninterest income expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings			1
Purchased and written options interest rate contract [Member] | Mortgage banking revenue [Member] | Other economic hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	854	456	425
Purchased and written options interest rate contract [Member] | Commercial products revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings			1
Receive fixed pay floating swaps interest rate contract [Member] | Other noninterest income expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(118)	302	201
Receive fixed pay floating swaps interest rate contract [Member] | Mortgage banking revenue [Member] | Other economic hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	175	518
Pay fixed/receive floating swaps Interest rate contracts [Member] | Other noninterest income expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	124	(317)	(196)
Pay fixed/receive floating swaps Interest rate contracts [Member] | Mortgage banking revenue [Member] | Other economic hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings		1
Foreign exchange forward contracts [Member] | Commercial products revenue [Member] | Other economic hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(63)	(81)	(16)
Equity contracts [Member] | Compensation expense [Member] | Other economic hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	2	1	1
Credit contracts [Member] | Other noninterest income expense [Member] | Other economic hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(8)		(6)
Forwards spots and swaps foreign exchange contract [Member] | Commercial products revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 50	$ 53	$ 49